Long-term Debt (Tables)	6 Months Ended
Jun. 30, 2013
Long-term Debt [Abstract]
Long-term Debt
9. Long-term Debt:
The amount of long-term debt shown in the accompanying consolidated balance sheets is analyzed as follows:

	December 31, 2012	June 30, 2013
5% Convertible Senior Unsecured Notes	$700,000	$700,000
9,5% Ocean Rig Senior Unsecured Notes	500,000	500,000
6.5% Drill Rigs Senior Secured Notes	800,000	800,000
Loan Facilities – Drybulk Segment	716,354	741,103
Loan Facilities – Tanker Segment	224,985	317,011
Loan Facilities – Drilling Segment	1,607,500	1,519,168
Less: Deferred financing costs	(162,124)	(141,089)

Total debt	4,386,715	4,436,193
Less: Current portion	(1,102,085)	(1,053,638)
Long-term portion	$3,284,630	$3,382,555

Principal payment
June 30, 2014	$1,071,614
June 30, 2015	718,000
June 30, 2016	518,000
June 30, 2017	812,063
June 30, 2018	809,750
June 30, 2019 and thereafter	647,855
Total principal payments	4,577,282
Less: Financing fees and equity component of notes	(141,089)
Total debt	$4,436,193